OTHER REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2020
OTHER REAL ESTATE [Abstract]
Summary of Other Real Estate Activity
A summary of other real estate activity for the years ended December 31 follows (1):

	2020	2019	2018
	(In thousands)
Balance at beginning of year, net of valuation allowance	$1,715	$1,178	$1,628
Loans transferred to other real estate	332	2,242	1,510
Sales of other real estate	(1,161)	(1,438)	(1,822)
Additions to valuation allowance charged to expense	(148)	(267)	(138)
Balance at end of year, net of valuation allowance	$738	$1,715	$1,178

(1)	Table excludes other repossessed assets totaling $0.03 million and $0.15 million at December 31, 2020 and 2019, respectively.

Valuation Allowance for Other Real Estate Owned
We periodically review our real estate properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate follows:

	2020	2019	2018
	(In thousands)
Balance at beginning of year	$92	$144	$123
Additions charged to expense	148	267	138
Direct write-downs upon sale	(150)	(319)	(117)
Balance at end of year	$90	$92	$144